ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 28, 2021		Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds IV
File Nos. 033-68666; 811-08004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds IV (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 194 to its Registration Statement on Form N-1A, which was filed by electronic transmission on May 21, 2021 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)

Prospectus for AMG Beutel Goodman Core Plus Bond Fund (formerly AMG Managers DoubleLine Core Plus Bond Fund), AMG Beutel Goodman International Equity Fund (formerly AMG Managers Pictet International Fund), AMG GW&K Small/Mid Cap Growth Fund (formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund), AMG Montrusco Bolton Large Cap Growth Fund (formerly AMG Managers Montag & Caldwell Growth Fund) and AMG River Road Mid Cap Value Fund (formerly AMG Managers Fairpointe Mid Cap Fund), dated May 24, 2021, as supplemented May 24, 2021; and

(ii)

Statement of Additional Information for AMG Beutel Goodman Core Plus Bond Fund, AMG Beutel Goodman International Equity Fund, AMG GW&K Small/Mid Cap Growth Fund, AMG Montrusco Bolton Large Cap Growth Fund and AMG River Road Mid Cap Value Fund, dated May 24, 2021, as supplemented May 24, 2021.

May 28, 2021

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws

Renee E. Laws, Esq.